Commitments and Contingencies - Schedule of Reconciliation of Future Undiscounted Cash Flows (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2020		$ 315,660
2021		267,249
2022		96,288
2023		78,648
2024		52,432
2025 and thereafter
Total future lease payments		810,277
Less: imputed interest		(55,850)
Present value of future operating lease payments	$ 482,212	754,427
Less: current portion of operating lease liabilities	(282,689)	(272,215)
Operating lease liabilities, net of current portion	396,962	482,212
Right of use assets - operating leases, net	$ 654,277	$ 732,100